PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks
Aerospace & Defense 3.1%
Airbus SE (France)	45,932	$5,377,097
Raytheon Technologies Corp.(a)	94,591	8,997,496
		14,374,593
Airlines 1.1%
Delta Air Lines, Inc.*	117,834	4,912,499
Automobiles 1.1%
General Motors Co.*	127,619	4,936,303
Banks 10.4%
Bank of America Corp.	302,197	11,241,728
Citigroup, Inc.	87,562	4,676,687
JPMorgan Chase & Co.	101,120	13,371,098
PNC Financial Services Group, Inc. (The)	55,673	9,765,601
Truist Financial Corp.	185,830	9,243,184
		48,298,298
Beverages 1.6%
PepsiCo, Inc.	44,850	7,523,588
Biotechnology 3.4%
AbbVie, Inc.	64,936	9,569,619
Amgen, Inc.(a)	24,507	6,291,927
		15,861,546
Building Products 1.3%
Johnson Controls International PLC	112,492	6,131,939
Capital Markets 3.6%
Blackstone, Inc.	44,141	5,199,368
Goldman Sachs Group, Inc. (The)	35,040	11,452,824
		16,652,192
Chemicals 3.2%
DuPont de Nemours, Inc.	74,366	5,045,733
Linde PLC (United Kingdom)	30,475	9,894,623
		14,940,356

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.1%
Cisco Systems, Inc.	118,662	$5,345,723
Consumer Finance 2.5%
Capital One Financial Corp.	42,837	5,477,139
SLM Corp.	308,650	6,046,453
		11,523,592
Containers & Packaging 1.7%
Crown Holdings, Inc.	77,910	8,136,920
Electric Utilities 1.2%
NextEra Energy, Inc.	76,547	5,793,842
Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	43,065	7,146,637
Food & Staples Retailing 1.7%
Walmart, Inc.	63,141	8,121,827
Food Products 1.6%
Mondelez International, Inc. (Class A Stock)	119,650	7,604,954
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	93,600	10,994,256
Health Care Providers & Services 3.6%
Centene Corp.*	83,149	6,771,654
Cigna Corp.	17,182	4,609,759
Laboratory Corp. of America Holdings	21,676	5,347,903
		16,729,316
Hotels, Restaurants & Leisure 2.5%
McDonald’s Corp.	32,321	8,151,679
Royal Caribbean Cruises Ltd.*(a)	58,967	3,424,214
		11,575,893
Household Products 1.8%
Procter & Gamble Co. (The)	55,609	8,223,459
Insurance 6.6%
Chubb Ltd.	59,976	12,672,329

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.	33,525	$5,362,324
MetLife, Inc.	103,390	6,967,452
RenaissanceRe Holdings Ltd. (Bermuda)	37,176	5,707,259
		30,709,364
Interactive Media & Services 2.1%
Alphabet, Inc. (Class A Stock)*	4,262	9,697,073
Machinery 3.8%
Deere & Co.	16,372	5,857,574
Fortive Corp.	90,756	5,605,998
Otis Worldwide Corp.	81,210	6,042,024
		17,505,596
Multi-Utilities 3.7%
Ameren Corp.	70,090	6,671,867
Dominion Energy, Inc.	124,453	10,481,432
		17,153,299
Oil, Gas & Consumable Fuels 11.5%
Chevron Corp.	92,647	16,181,725
ConocoPhillips	152,885	17,178,159
Hess Corp.(a)	75,902	9,341,259
Williams Cos., Inc. (The)	288,075	10,676,059
		53,377,202
Pharmaceuticals 7.9%
AstraZeneca PLC (United Kingdom), ADR	135,560	9,012,029
Bristol-Myers Squibb Co.	197,484	14,900,168
Eli Lilly & Co.	41,338	12,956,982
		36,869,179
Road & Rail 1.2%
Union Pacific Corp.	25,178	5,533,621
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	11,764	6,824,650
Lam Research Corp.	7,200	3,744,216

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NXP Semiconductors NV (China)	30,083	$5,708,550
QUALCOMM, Inc.	47,173	6,756,117
		23,033,533
Software 1.8%
Microsoft Corp.	31,599	8,590,820
Specialty Retail 1.0%
Lowe’s Cos., Inc.(a)	24,275	4,740,908
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	51,998	7,739,382

Total Long-Term Investments (cost $278,098,555)		449,777,710

Short-Term Investments 7.2%
Affiliated Mutual Fund 3.9%
PGIM Institutional Money Market Fund (cost $18,253,130; includes $18,248,619 of cash collateral for securities on loan)(b)(we)	18,268,631	18,254,016
Unaffiliated Fund 3.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $15,344,708)	15,344,708	15,344,708

Total Short-Term Investments (cost $33,597,838)		33,598,724

TOTAL INVESTMENTS 103.9% (cost $311,696,393)		483,376,434
Liabilities in excess of other assets (3.9)%		(18,089,128)

Net Assets 100.0%		$465,287,306

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,701,879; cash collateral of $18,248,619 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).